Results of Segments (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) segment	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of operating segments
Number of operating segments | segment	5
Cloud	€ 8,080	€ 6,933	€ 4,993
Software licenses	3,642	4,533	4,647
Software support	11,506	11,547	10,981
Software licenses and support	15,148	16,080	15,628
Cloud and software	23,228	23,012	20,622
Services	4,110	4,541	4,086
Total revenue	27,338	27,553	24,708
Cost of cloud	(2,699)	(2,534)	(2,068)
Cost of software licenses and support	(2,008)	(2,159)	(2,092)
Cost of cloud and software	(4,707)	(4,692)	(4,160)
Cost of services	(3,178)	(3,662)	(3,302)
Total cost of revenue	(7,886)	(8,355)	(7,462)
Gross profit	19,453	19,199	17,246
Other segment expenses	(20,715)	(23,081)	(19,005)
Segment profit	6,623	4,473	5,703
Constant Currency
Disclosure of operating segments
Total revenue	27,338	27,553
Segment profit	6,623	4,473
Operating segments
Disclosure of operating segments
Total revenue	27,023	27,229	24,376
Segment profit	10,506	10,444	9,314
Operating segments | Constant Currency
Disclosure of operating segments
Total revenue	27,574	26,513
Segment profit	10,716	10,141
Operating segments | Applications Technology & Support
Disclosure of operating segments
Cloud	6,254	5,259	3,905
Software licenses	3,637	4,523	4,645
Software support	11,502	11,542	10,981
Software licenses and support	15,138	16,064	15,626
Cloud and software	21,392	21,323	19,531
Services	288	341	342
Total revenue	21,680	21,664	19,873
Cost of cloud	(2,165)	(1,972)	(1,620)
Cost of software licenses and support	(1,756)	(1,910)	(1,835)
Cost of cloud and software	(3,922)	(3,882)	(3,455)
Cost of services	(308)	(332)	(321)
Total cost of revenue	(4,230)	(4,214)	(3,776)
Gross profit	17,450	17,450	16,096
Other segment expenses	(8,026)	(7,996)	(7,513)
Segment profit	9,423	9,454	8,583
Operating segments | Applications Technology & Support | Constant Currency
Disclosure of operating segments
Cloud	6,379	5,098
Software licenses	3,765	4,422
Software support	11,707	11,279
Software licenses and support	15,472	15,700
Cloud and software	21,852	20,798
Services	292	335
Total revenue	22,144	21,132
Cost of cloud	(2,218)	(1,913)
Cost of software licenses and support	(1,790)	(1,872)
Cost of cloud and software	(4,008)	(3,784)
Cost of services	(313)	(326)
Total cost of revenue	(4,321)	(4,111)
Gross profit	17,823	17,022
Other segment expenses	(8,190)	(7,821)
Segment profit	9,633	9,201
Operating segments | Concur
Disclosure of operating segments
Cloud	1,288	1,373	1,107
Software licenses	0	0	0
Software support	0	0	0
Software licenses and support	0	0	0
Cloud and software	1,288	1,373	1,107
Services	217	236	231
Total revenue	1,505	1,609	1,338
Cost of cloud	(154)	(181)	(160)
Cost of software licenses and support	0	0	0
Cost of cloud and software	(154)	(181)	(160)
Cost of services	(165)	(169)	(160)
Total cost of revenue	(319)	(350)	(320)
Gross profit	1,186	1,260	1,019
Other segment expenses	(622)	(640)	(537)
Segment profit	564	620	482
Operating segments | Concur | Constant Currency
Disclosure of operating segments
Cloud	1,306	1,313
Software licenses	0	0
Software support	0	0
Software licenses and support	0	0
Cloud and software	1,306	1,313
Services	221	226
Total revenue	1,526	1,539
Cost of cloud	(158)	(173)
Cost of software licenses and support	0	0
Cost of cloud and software	(158)	(173)
Cost of services	(167)	(162)
Total cost of revenue	(325)	(335)
Gross profit	1,201	1,204
Other segment expenses	(632)	(614)
Segment profit	569	590
Operating segments | Services
Disclosure of operating segments
Cloud	0	0	0
Software licenses	0	0	0
Software support	4	5	3
Software licenses and support	4	5	3
Cloud and software	5	5	4
Services	3,153	3,442	3,161
Total revenue	3,157	3,447	3,165
Cost of cloud	(70)	(57)	(51)
Cost of software licenses and support	(33)	(55)	(77)
Cost of cloud and software	(103)	(112)	(128)
Cost of services	(2,136)	(2,506)	(2,379)
Total cost of revenue	(2,240)	(2,618)	(2,507)
Gross profit	918	829	658
Other segment expenses	(419)	(467)	(409)
Segment profit	499	362	€ 249
Operating segments | Services | Constant Currency
Disclosure of operating segments
Cloud	1	0
Software licenses	0	0
Software support	4	5
Software licenses and support	4	5
Cloud and software	5	5
Services	3,203	3,354
Total revenue	3,208	3,359
Cost of cloud	(72)	(56)
Cost of software licenses and support	(34)	(54)
Cost of cloud and software	(106)	(110)
Cost of services	(2,179)	(2,453)
Total cost of revenue	(2,285)	(2,562)
Gross profit	923	796
Other segment expenses	(429)	(456)
Segment profit	494	340
Operating segments | Qualtrics
Disclosure of operating segments
Cloud	518	371
Software licenses	0	0
Software support	0	0
Software licenses and support	0	0
Cloud and software	518	371
Services	162	137
Total revenue	681	508
Cost of cloud	(43)	(33)
Cost of software licenses and support	0	0
Cost of cloud and software	(43)	(33)
Cost of services	(110)	(78)
Total cost of revenue	(152)	(110)
Gross profit	528	398
Other segment expenses	(509)	(389)
Segment profit	19	8
Operating segments | Qualtrics | Constant Currency
Disclosure of operating segments
Cloud	529	353
Software licenses	0	0
Software support	0	0
Software licenses and support	0	0
Cloud and software	529	353
Services	166	130
Total revenue	696	483
Cost of cloud	(43)	(31)
Cost of software licenses and support	0	0
Cost of cloud and software	(43)	(31)
Cost of services	(112)	(74)
Total cost of revenue	(155)	(106)
Gross profit	541	377
Other segment expenses	(521)	(368)
Segment profit	€ 20	€ 9